Share-Based Compensation (Details)		6 Months Ended
	Nov. 18, 2024 shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 HKD ($) shares
Share-Based Compensation [Line Items]
Share-based compensation (in Dollars)		$ 2,425,269	$ 311,783
Unrecognized compensation expense (in Dollars)			$ 4,900,000
Weighted average period		1 year 8 months 12 days	1 year 8 months 12 days
Share-Based Compensation [Member]
Share-Based Compensation [Line Items]
Share-based compensation (in Dollars)		$ 2,400,000
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Restricted shares | shares	1,000,000	600,000	600,000